Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Administrative expenses	￦	108,352	110,315	116,273
Cost of sales		418,250	389,460	351,861

	￦	526,602	499,775	468,134